Cash Distributions and Earnings per Unit - Schedule of Earnings per Unit, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net income	$ 285,334	$ 367,308	$ 433,645
Income attributable to:
Common Unitholders	$ 279,342	$ 359,867	$ 424,974
Earnings per unit basic:	$ 9.59	$ 11.98	$ 14.08
Earnings per unit diluted:	$ 9.59	$ 11.98	$ 14.08
Limited Partner [Member]
Income attributable to:
Common Unitholders	$ 279,342	$ 359,867	$ 424,974
Weighted average units outstanding basic	29,132,075	30,029,279	30,183,428
Earnings per unit basic:	$ 9.59	$ 11.98	$ 14.08
Weighted average units outstanding diluted	29,132,075	30,029,279	30,184,388
Earnings per unit diluted:	$ 9.59	$ 11.98	$ 14.08
Earnings per unit distributed basic:	0.2	0.2	0.2
Earnings per unit distributed diluted:	0.2	0.2	0.2
Earnings per unit - undistributed basic:	9.39	11.78	13.88
Earnings per unit undistributed diluted	$ 9.39	$ 11.78	$ 13.88